25. Property, plant and equipment (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[1]	$ 124,201	$ 159,265
Description of useful life		Straight line over 4 years.
Buildings And Improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 2,916
Equipment And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		58,680	70,378	$ 76,028
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		112,516
Gross carrying amount [member] | Buildings And Improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		5,317
Gross carrying amount [member] | Equipment And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		107,199	119,993
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(50,920)
Accumulated depreciation and amortisation [member] | Buildings And Improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(2,401)
Accumulated depreciation and amortisation [member] | Equipment And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ (48,519)	$ (49,615)
Bottom of range [member] | Equipment And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		3 years
Top of range [member] | Equipment And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		31 years
Not Later Than Five Year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 829
Estimated useful life		5 years
Not Later Than Five Year [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 3,456
Not Later Than Five Year [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(2,627)
Later Than Five Year And Not Later Than Ten Years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		3,308
Later Than Five Year And Not Later Than Ten Years [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		8,255
Later Than Five Year And Not Later Than Ten Years [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ (4,947)
Later Than Five Year And Not Later Than Ten Years [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		6 years
Later Than Five Year And Not Later Than Ten Years [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		10 years
Later than ten years and not later than fifteen years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 4,191
Later than ten years and not later than fifteen years [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		5,266
Later than ten years and not later than fifteen years [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ (1,075)
Later than ten years and not later than fifteen years [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		11 years
Later than ten years and not later than fifteen years [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		15 years
Later than fifteen years and not later than twenty years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 10,182
Later than fifteen years and not later than twenty years [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		35,395
Later than fifteen years and not later than twenty years [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ (25,213)
Later than fifteen years and not later than twenty years [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		16 years
Later than fifteen years and not later than twenty years [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years
Later than twenty years and not later than twenty-five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 22,909
Later than twenty years and not later than twenty-five years [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		28,875
Later than twenty years and not later than twenty-five years [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ (5,966)
Later than twenty years and not later than twenty-five years [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		21 years
Later than twenty years and not later than twenty-five years [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		25 years
Later Than Twenty Five Years And Not Later Than Thirty Year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 9,168
Later Than Twenty Five Years And Not Later Than Thirty Year [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		11,464
Later Than Twenty Five Years And Not Later Than Thirty Year [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ (2,296)
Later Than Twenty Five Years And Not Later Than Thirty Year [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		25 years
Later Than Twenty Five Years And Not Later Than Thirty Year [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		30 years
Later Than Thirty Years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 2,508
Estimated useful life		30 years
Description of useful life		Units of production method
Later Than Thirty Years [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 4,500
Later Than Thirty Years [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ (1,992)

[1]	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.